CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 27, 2020
Current assets:
Cash	$ 1,006,051		$ 1,674,650
Prepaid expenses	453,075		651,605
Total current assets	1,459,126		2,326,255
Investments held in Trust Account	414,090,409		414,020,525
Total Assets	415,549,535		416,346,780
Current liabilities:
Accounts payable	104,367		961
Accrued expenses	1,218,684		415,560
Total current liabilities	1,323,051		416,521
Deferred underwriting commissions	14,490,000		14,490,000
Derivative liabilities	20,789,520		40,532,280
Total liabilities	36,602,571		55,438,801
Commitments and Contingencies
Class A ordinary shares, $0.0001 par value; 37,394,696 and 35,590,797 shares subject to possible redemption at $10.00 per share at June 30, 2021 and December 31, 2020, respectively	373,946,960		355,907,970
Shareholders' Equity:
Preference shares, $0.0001 par value 5,000,000 shares authorized none issued and outstanding
Additional paid-in capital			16,798,022
Retained earnings (accumulated deficit)	4,998,569		(11,799,629)
Total shareholders' equity	5,000,004	$ 5,000,002	5,000,009	$ 0
Total Liabilities and Shareholders' Equity	415,549,535		416,346,780
Class A Ordinary Shares
Shareholders' Equity:
Common stock			581
Class A Ordinary Shares Subject to Redemption
Current liabilities:
Class A ordinary shares, $0.0001 par value; 37,394,696 and 35,590,797 shares subject to possible redemption at $10.00 per share at June 30, 2021 and December 31, 2020, respectively	373,946,960
Shareholders' Equity:
Total shareholders' equity	5,000,004
Class A Ordinary Shares Not Subject to Redemption
Shareholders' Equity:
Common stock	400		581
Class B Ordinary Shares
Shareholders' Equity:
Common stock	$ 1,035		$ 1,035